Offerings	Feb. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share, Confluent, Inc. 2021 Employee Stock Purchase Plan
Amount Registered | shares	3,328,853
Proposed Maximum Offering Price per Unit	26.19
Maximum Aggregate Offering Price	$ 87,182,660.07
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,347.67
Offering Note
(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Class A common stock, as applicable.

(2)
Represents 3,328,853 additional shares of Class A common stock based on an automatic annual increase equal to 1% of the total number of shares of the Registrant’s Class A common stock and Class B common stock outstanding on December 31, 2024, which annual increase is provided by the Registrant’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”).

(4)
Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Class A common stock as reported on the Nasdaq Global Select Market on February 11, 2025, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2021 ESPP.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share, Confluent, Inc. 2021 Equity Incentive Plan
Amount Registered | shares	16,644,267
Proposed Maximum Offering Price per Unit	30.81
Maximum Aggregate Offering Price	$ 512,809,866.27
Fee Rate	0.01531%
Amount of Registration Fee	$ 78,511.2
Offering Note
(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class A common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Class A common stock, as applicable.

(3)
Represents 16,644,267 additional shares of Class A common stock based on an automatic annual increase equal to 5% of the total number of shares of the Registrant’s Class A common stock and Class B common stock outstanding on December 31, 2024, which annual increase is provided by the Registrant’s 2021 Equity Incentive Plan.

(5)
Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Class A common stock as reported on the Nasdaq Global Select Market on February 11, 2025.